Document And Entity Information	3 Months Ended
Mar. 30, 2018
Document Information [Abstract]
Entity Registrant Name	Perspecta Inc.
Entity Central Index Key	0001724670
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar. 30, 2018
Amendment Flag	false